Total
Putnam Growth Opportunities Fund
Fund summary
Goal
Putnam Growth Opportunities Fund seeks capital appreciation.
Fees and expenses
The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Growth Opportunities Fund	Class A		Class B		Class C		Class R	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Growth Opportunities Fund		Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Management fees	[1]	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%
Other expenses		0.20%	0.20%	0.20%	0.20%	0.18%	0.08%	0.20%
Total annual fund operating expenses		1.03%	1.78%	1.78%	1.28%	0.76%	0.66%	0.78%
[1]	Management fees are subject to a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the Russell 1000 Growth Index. For the most recent fiscal year, the fund's base management fee prior to any performance adjustment was 0.55%.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Growth Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	674	884	1,111	1,762
Class B	681	860	1,164	1,897
Class C	281	560	964	2,095
Class R	130	406	702	1,545
Class R5	78	243	422	942
Class R6	67	211	368	822
Class Y	80	249	433	966

Expense Example, No Redemption - Putnam Growth Opportunities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	181	560	964	1,897
Class C	181	560	964	2,095

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 40%.
Investments, risks, and performance
Investments
We invest mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those companies, industries or sectors.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/19 25.05% Best calendar quarter Q1 2012 18.11% Worst calendar quarter Q3 2011 −17.88%
Average annual total returns after sales charges (for periods ended 12/31/18)
Average Annual Total Returns - Putnam Growth Opportunities Fund		Label	1 Year	5 Years	10 Years
Class A		before taxes	(3.62%)	9.04%	14.74%
Class A | after taxes on distributions			(5.22%)	7.31%	13.70%
Class A | after taxes on distributions and sale of fund shares			(0.86%)	6.64%	12.17%
Class B		before taxes	(3.15%)	9.23%	14.73%
Class C		before taxes	0.59%	9.52%	14.56%
Class R		before taxes	2.03%	10.07%	15.14%
Class R5	[1]	before taxes	2.58%	10.66%	15.76%
Class R6	[1]	before taxes	2.69%	10.79%	15.84%
Class Y		before taxes	2.55%	10.61%	15.71%
Russell 1000 Growth Index (no deduction for fees, expenses or taxes)	[2]		(1.51%)	10.40%	15.29%
[1]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.